Changes in Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 46	$ 63,033	$ (54,814)	$ 8,265
Balance, shares at Dec. 31, 2022	[1]	66,196
Exercise of warrants to ordinary shares, net of issuance costs		$ 1	(1)
Exercise of warrants to ordinary shares, net of issuance costs, shares	[1]	814
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[2]	$ 21	5,376		5,397
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs, shares	[1],[2]	32,894
Share-based payment			273		273
Net loss				(11,148)	(11,148)
Balance at Dec. 31, 2023		$ 68	68,681	(65,962)	2,787
Balance, shares at Dec. 31, 2023	[1]	99,904
Exercise of warrants to ordinary shares, net of issuance costs	[3]		25,561		25,561
Exercise of warrants to ordinary shares, net of issuance costs, shares	[1],[3]	558,616
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[3]		1,404		1,404
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs, shares	[1],[3]	118,473
Share-based payment			73		73
Net loss				(30,708)	(30,708)
Cancelation of the par value of ordinary shares (See Note 7A(2))		(68)	68
Classification of warrant liabilities to equity warrants (See Note 7B(4))			6,143		6,143
Issuance of SEPA Commitment Shares (See Note 7B(6))			152		152
Issuance of SEPA Commitment Shares, shares	[1]	9,623
Issuance of ordinary shares in relation to the SEPA (See Note 7B(6))			12,117		12,117
Issuance of ordinary shares in relation to the SEPA, shares	[1]	470,553
Restricted Share Units vesting			173		173
Restricted Share Units vesting, shares	[1]	7,588
Balance at Dec. 31, 2024			114,372	(96,670)	17,702
Balance, shares at Dec. 31, 2024	[1]	1,264,757
Exercise of warrants to ordinary shares, net of issuance costs	[4]		2,307		2,307
Exercise of warrants to ordinary shares, net of issuance costs, shares	[4],[5]	198,333
Share-based payment			449		449
Net loss				(11,100)	(11,100)
Issuance of ordinary shares in relation to the SEPA (See Note 7B(6))			7,917		7,917
Issuance of ordinary shares in relation to the SEPA, shares	[5]	269,810
Restricted Share Units vesting			$ 1,011		$ 1,011
Restricted Share Units vesting, shares	[5]	72,455
Issuance of ordinary shares in relation to the ATM, net of issuance costs	[6]		2,048,000		2,048,000
Issuance of ordinary shares in relation to the ATM, net of issuance costs, shares	[5],[6]	175,574
Share based payment, shares	[5]	33,334
Balance at Dec. 31, 2025			$ 128,104	$ (107,770)	$ 20,334
Balance, shares at Dec. 31, 2025	[5]	2,014,263

[1]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).
[2]	Issuance costs in the amount of approximately $603 (See Note 7B(3) below).
[3]	Issuance costs in the amount of approximately $39 (See Note 7B(5) below).
[4]	Issuance costs in the amount of approximately $121 (See Note 7B(4)).
[5]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).
[6]	Issuance costs in the amount of approximately $136 (See Note 7B(7)).